Net gains (losses) on financial instruments measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Net gains (losses) on financial instruments measured at fair value through profit or loss [Abstract]
Net gains (losses) on financial instruments measured at fair value through profit or loss
39.	Net gains (losses) on financial instruments measured at fair value through profit or loss
Net gains (losses) on financial instruments measured at fair value through profit or loss for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Net gain (loss) on due from banks measured at FVTPL
Gain (loss) on valuation	~~W~~	3,964	(711)	6,465
Net gain (loss) on loans measured at FVTPL
Loss on valuation		(6,562)	(2,755)	(68,284)
Gain on sale		36,774	90,227	487

		30,212	87,472	(67,797)

Net gain on securities measured at FVTPL
Debt securities
Gain on valuation		755,501	663,877	204,485
Gain (loss) on sale		197,148	(39,354)	(10,263)
Other gains		624,282	803,645	687,136

		1,576,931	1,428,168	881,358

Equity securities
Gain on valuation		540,188	161,316	934,475
Gain on sale		428,947	485,566	495,672

		969,135	646,882	1,430,147

Other
Gain on valuation		11,635	36,688	337,239

		2,557,701	2,111,738	2,648,744

Net loss on financial liabilities measured at FVTPL
Debt securities
Gain (loss) on valuation		(60,144)	(3,593)	9,972
Loss on disposal		(88,398)	(249,398)	(39,802)

		(148,542)	(252,991)	(29,830)

Other
Loss on valuation		(60,565)	(173,058)	(527,558)
Gain on disposal		1,606	2,930	12,331

		(58,959)	(170,128)	(515,227)

		(207,501)	(423,119)	(545,057)

Derivatives:
Gain on valuation		292,483	82,184	510,524
Loss on transaction		(183,233)	(646,793)	(143,514)

		109,250	(564,609)	367,010

	~~W~~	2,493,626	1,210,771	2,409,365